Basic and Diluted Net (Loss) Income per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Basic and Diluted Net (Loss) Income per Share
21.
Basic and Diluted Net (Loss) Income per Share

Basic and diluted net (loss) income per share have been calculated in accordance with ASC 260, Earnings Per Share. Basic net (loss) income per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net (loss) income per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. The computation of earnings per share for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Numerator:
Net (loss) income attributable to Agora, Inc.’s ordinary shareholders - basic and diluted	$(87,219)	$(42,727)	$9,528
Denominator:
Denominator for basic earnings per share
Weighted-average ordinary shares outstanding(1)	398,384,385	373,122,317	367,898,081
Denominator for diluted earnings per share
Weighted-average ordinary shares outstanding(1)	398,384,385	373,122,317	395,420,348
Basic (loss) income per share	$(0.22)	$(0.11)	$0.03
Diluted (loss) income per share	$(0.22)	$(0.11)	$0.02

(1)
Options exercisable for a minimal exercise price are included in the denominator of basic earnings per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered contingently issuable shares. Accordingly, a weighted average of 4,584,794 shares, 6,209,645 shares and 5,616,539 shares related to these options, for which the exercise price is close to zero dollars per share, are included in the denominator for the computation of basic earnings per share for the years ended December 31, 2023, 2024 and 2025, respectively.

The following ordinary shares equivalent were excluded from the computation of diluted net (loss) earnings per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2023	2024	2025
Share options - weighted average	25,288,633	12,720,197	10,018,862
Restricted share units - weighted average	1,356,455	5,317,082	12,204
VPP shares - weighted average	426,296	—	—